Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 13,062,534	$ 13,728,922	$ 17,060,753
Cost and expenses
Cost of revenue (exclusive of depreciation and amortization shown separately below)		11,460,769	12,389,520	15,709,673
Compensation and employee benefits		4,482,151	5,349,764	5,963,713
Sales and marketing		118,392	65,574	80,328
General and administrative		2,445,918	1,983,901	3,163,639
Depreciation and amortization		449,369	430,414	404,598
Total Cost and expenses		18,956,599	20,219,173	25,321,951
Operating Loss		(5,894,065)	(6,490,251)	(8,261,198)
Other income and (expenses)
Interest income			1,770	8,880
Interest expense		(762,399)	(675,628)	(816,819)
Other income				342
Other expense				(499,259)
Unrealized gain (loss) in fair value of cryptocurrency		(16,666)
Realized (loss) in value of sold cryptocurrency		(1,650,339)
Gain from extinguishment of debt			1,607,766
Change in the fair value of derivative liability		512,138
Change in fair value of convertible note		(38,069)	22,602	345,396
Total other expense		(1,955,335)	956,510	(961,460)
Loss before income taxes		(7,849,400)	(5,533,741)	(9,222,658)
Income tax expense		52,377	67,486	104,948
Net loss	[1]	$ (7,901,777)	$ (5,601,227)	$ (9,327,606)
Weighted average number of shares, basic	[1]	566,330	45,642	2,393
Weighted average number of shares, diluted	[1]	566,330	45,642	2,393
Loss per share, basic	[1]	$ (13.95)	$ (122.72)	$ (3,897.87)
Loss per share, diluted	[1]	$ (13.95)	$ (122.72)	$ (3,897.87)
Other comprehensive gain (loss) net of tax
Foreign currency translation	[1]	$ 480,258	$ (1,740,552)	$ 452,917
Comprehensive loss		$ (7,421,519)	$ (7,341,779)	$ (8,874,689)

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc. on January 26, 2024, effective as of February 5, 2024, the reverse split of 1:25 as approved by the Board of Directors of Freight Technologies, Inc. on September 12, 2024, effective as of September 25, 2024, the reverse split of 1:4 as approved by the Board of Directors of Freight Technologies, Inc. on May 22, 2025, effective as of May 27, 2025 and the reverse split of 1:5 as approved by the Board of Directors of Freight Technologies, Inc. on November 12, 2025, effective as of December 15, 2025.